RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
The following table provides the activity in the restructuring liability:

	Successor
	As at December 31,
	2014	2013
Balance, beginning of period	$0.7	$0.9
Expensed in period	0.5	1.6
Disbursements	(1.0)	(1.8)
Balance, end of period	0.2	0.7
Classification:
Accounts payable and accrued liabilities (note 14)	0.2	0.7
	$0.2	$0.7